SUBSEQUENT EVENTS (Details) - Subsequent events $ in Millions	Jan. 29, 2022 USD ($)
Subsequent Event [Line Items]
Term of agreement	7 years 6 months
License fees	$ 50.0
Royalty percentage	5.00%